Financial instruments - Fair values and risk management - Remaining contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 2,174,607	$ 1,110,853
Derivative financial liabilities, undiscounted cash flows	2,627	0
Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,034,794	1,009,508
Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	60,342	50,010
Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	79,471	51,335
Non-current other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,627	0
Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Other Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,847,981	950,055
Derivative financial liabilities	0	0
Other Financial Liabilities | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,708,168	848,710
Other Financial Liabilities | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	60,342	50,010
Other Financial Liabilities | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	79,471	51,335
Other Financial Liabilities | Non-current other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Other Financial Liabilities | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Other Financial Liabilities | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	503,935	184,384
Derivative financial liabilities, undiscounted cash flows	461	0
Less than 1 year | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	364,122	83,039
Less than 1 year | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	60,342	50,010
Less than 1 year | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	79,471	51,335
Less than 1 year | Non-current other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Less than 1 year | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	461	0
Less than 1 year | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,176,317	750,722
Derivative financial liabilities, undiscounted cash flows	1,628	0
Between 1 and 5 years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,176,317	750,722
Between 1 and 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Between 1 and 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Non-current other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,628	0
Between 1 and 5 years | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	494,355	175,747
Derivative financial liabilities, undiscounted cash flows	538	0
More than 5 years | Bank loans and other notes
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	494,355	175,747
More than 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
More than 5 years | Current trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years | Non-current other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	538	0
More than 5 years | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 0	$ 0